Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	$ 263,509,283	$ 189,719,213
Demand [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total
Up to 1 month [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	23,705,416	16,496,851
Between 1 and 3 months [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	35,994,514	18,107,787
Between 3 and 12 months [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	51,808,157	41,504,892
Between 1 and 3 year [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	65,167,509	50,844,959
Between 3 and 5 years [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	27,019,021	24,356,779
More than 5 years [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	59,814,666	38,407,945
Fair value [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	10,119,486	11,672,960
Currency forward [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	49,659,730	34,652,380
Currency forward [Member] | Demand [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total
Currency forward [Member] | Up to 1 month [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	15,867,609	9,245,832
Currency forward [Member] | Between 1 and 3 months [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	12,888,002	7,653,539
Currency forward [Member] | Between 3 and 12 months [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	14,222,043	9,828,036
Currency forward [Member] | Between 1 and 3 year [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	4,911,114	6,178,376
Currency forward [Member] | Between 3 and 5 years [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	684,394	1,009,395
Currency forward [Member] | More than 5 years [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	1,086,568	737,202
Currency forward [Member] | Fair value [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	1,262,688	1,669,807
Interest rate swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	84,821,033	93,513,106
Interest rate swaps [Member] | Demand [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total
Interest rate swaps [Member] | Up to 1 month [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	5,619,676	5,583,353
Interest rate swaps [Member] | Between 1 and 3 months [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	18,456,733	8,796,596
Interest rate swaps [Member] | Between 3 and 12 months [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	20,257,077	26,246,111
Interest rate swaps [Member] | Between 1 and 3 year [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	18,590,489	24,855,247
Interest rate swaps [Member] | Between 3 and 5 years [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	7,833,406	11,658,182
Interest rate swaps [Member] | More than 5 years [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	14,063,652	16,373,617
Interest rate swaps [Member] | Fair value [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	2,342,464	4,283,817
Cross currency swaps [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	128,409,508	61,029,754
Cross currency swaps [Member] | Demand [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total
Cross currency swaps [Member] | Up to 1 month [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	1,960,833	1,258,796
Cross currency swaps [Member] | Between 1 and 3 months [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	4,433,903	1,575,109
Cross currency swaps [Member] | Between 3 and 12 months [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	17,189,757	5,398,185
Cross currency swaps [Member] | Between 1 and 3 year [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	41,659,348	19,811,336
Cross currency swaps [Member] | Between 3 and 5 years [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	18,501,221	11,689,202
Cross currency swaps [Member] | More than 5 years [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	44,664,446	21,297,126
Cross currency swaps [Member] | Fair value [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	6,505,587	5,708,306
Call currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	229,575	204,745
Call currency options [Member] | Demand [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total
Call currency options [Member] | Up to 1 month [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	44,358	99,157
Call currency options [Member] | Between 1 and 3 months [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	100,886	80,844
Call currency options [Member] | Between 3 and 12 months [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	84,331	24,744
Call currency options [Member] | Between 1 and 3 year [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total
Call currency options [Member] | Between 3 and 5 years [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total
Call currency options [Member] | More than 5 years [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total
Call currency options [Member] | Fair value [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	4,100	1,429
Put currency options [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	389,437	319,228
Put currency options [Member] | Demand [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total
Put currency options [Member] | Up to 1 month [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	212,940	309,713
Put currency options [Member] | Between 1 and 3 months [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	114,990	1,699
Put currency options [Member] | Between 3 and 12 months [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	54,949	7,816
Put currency options [Member] | Between 1 and 3 year [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	6,558
Put currency options [Member] | Between 3 and 5 years [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total
Put currency options [Member] | More than 5 years [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total
Put currency options [Member] | Fair value [Member]
Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	$ 4,647	$ 9,601